PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended
	Feb. 02, 2021	Jun. 30, 2021
Private Placement [Abstract]
Number of warrants issued	5,175,000	5,175,000
Gross proceeds	$ 5,175,000	$ 5,175,000